Plant, Property and Equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Plant, property and equipment, net
Plant, property and equipment, gross	$ 2,228,367	$ 2,095,133
Less accumulated depreciation and amortization	774,760	653,576
Plant, property and equipment, net	1,453,607	1,441,557
Depreciation expense	155,903	149,318	$ 136,886
Land and land improvements
Plant, property and equipment, net
Plant, property and equipment, gross	72,963	76,704
Buildings and leasehold improvements
Plant, property and equipment, net
Plant, property and equipment, gross	187,521	177,705
Machinery and equipment
Plant, property and equipment, net
Plant, property and equipment, gross	1,913,020	1,741,552
Construction-in-process
Plant, property and equipment, net
Plant, property and equipment, gross	$ 54,863	$ 99,172